ACQUISITIONS (Details Textual) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 28, 2015	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross				$ 11,388,000		$ 11,388,000	$ 275,000
Sales Revenue, Goods, Net		$ 5,966,204	$ 2,612,202	12,104,063	$ 5,185,679	18,303,264	10,472,751
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Liability		$ (87,054)	$ 0	(915,815)	0	(1,811,362)	$ 0
Business Combination Contingent Consideration Liability Fair Value Reduction						1,800,000
Business Acquisition, Purchase Price						17,400,000
Settlement Payments				110,000	$ 0
Settlement Gain For Fair Value During Period				$ 133,000
Escrow Deposit Duration				120 days
Stock Forfeiture Gain [Member]
Business Acquisition [Line Items]
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Liability				$ 132,879
Acquisition-related Costs [Member]
Business Acquisition [Line Items]
Business Acquisitions Pro Forma Net Income Loss Adjustment						134,000
Equity Issued in Business Combination [Member]
Business Acquisition [Line Items]
Equity, Fair Value Adjustment				571,000		571,000
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable				$ 6,600,000		$ 6,600,000
Common Stock [Member]
Business Acquisition [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares				1,699,796		1,699,796
Stock Issued During Period Shares Acquisitions Forfeited				(53,797)
Other Intangible Assets [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Asset, Useful Life				3 years		3 years	3 years
Metro Medical Management Services, Inc. [Member]
Business Acquisition [Line Items]
Revenues						$ 2,170,920	$ 1,537,324
Payments to Acquire Businesses, Gross							275,000
Business Combination, Acquisition Related Costs							50,000
Debt Instrument, Interest Rate, Stated Percentage						5.00%
Notes Issued							1,225,000
Acquired Businesses [Member]
Business Acquisition [Line Items]
Business Acquisition, Description of Acquired Entity						Subsequent to the acquisition, the Company agreed to accept 10% of the cash collected related to July 2014 revenue and pay 10% of the July 2014 expenses for two of the Acquired Businesses and to forego any collections related to July 2014 revenue and pay no expenses related to July 2014 for the remaining Acquired Business.
Business Acquisition, Share Price		$ 3.89		$ 3.89		$ 3.89
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned		$ 6,000,000		$ 6,000,000		$ 6,000,000
Escrow Deposit		590,302		590,302		590,302
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	198,818
Payments to Acquire Businesses, Gross				11,400,000		11,400,000
Sales Revenue, Goods, Net						8,200,000
Business Combination, Acquisition Related Costs						704,638	$ 81,175
Amortization of Acquisition Costs						$ 148,000
Business Acquisition, Purchase Price		$ 17,400,000		$ 17,400,000
Stock Issued During Period Shares Acquisitions Forfeited				53,797
Acquired Businesses [Member] | Equity Issued in Business Combination [Member]
Business Acquisition [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	201,173
Acquired Businesses [Member] | Goodwill [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Asset, Useful Life				15 years		15 years
Acquired Businesses [Member] | Shares will be Released After Six Months [Member]
Business Acquisition [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares				254,970		254,970
Acquired Businesses [Member] | Shares will be Released After Nine Months [Member]
Business Acquisition [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares				157,298		157,298
Omni Medical Billing Services, LLC [Member]
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross				$ 6,655,000		$ 6,655,000
Percentage of Minimum Variance for Upward Purchase Price Adjustment		10.00%		10.00%		10.00%
Omni Medical Billing Services, LLC [Member] | Upward Purchase Price Adjustment [Member]
Business Acquisition [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares				15,700		15,700
Payments to Acquire Businesses, Gross						$ 100,582
Practicare Medical Management, Inc. [Member]
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross				$ 2,394,000		$ 2,394,000
Percentage of Minimum Variance for Upward Purchase Price Adjustment		5.00%		5.00%		5.00%
CastleRock Solutions, Inc. [Member]
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross				$ 2,339,000		$ 2,339,000
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Liability		$ 87,000		$ 916,000
Business Acquisition Equity Interest Forfeited Number Of Shares				53,797
Stock Issued During Period, Shares, Share-based Compensation, Forfeited				53,797